Filed with the U.S. Securities and Exchange Commission on March 3, 2015
1933 Act Registration File No. 333-197427
1940 Act File No. 811-22980

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[	X	]

(Check appropriate box or boxes.)

ANGEL OAK FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Buckhead Plaza
3060 Peachtree Road NW, Suite 500
Atlanta, Georgia 30305
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (404) 953-4900

Michael D. Barolsky, Esq., President
c/o U.S. Bancorp Fund Services, LLC 777 E. Wisconsin Ave., 10th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Douglas P. Dick
Stephen T. Cohen
Dechert LLP
1900 K Street NW
Washington, DC 20006

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On April 2, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 2  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 19, 2014 and pursuant to Rule 485(a)(2) would have become effective on March 4, 2015.

This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 2, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on March 3, 2015.

Angel Oak Funds Trust

By:    /s/ Michael D. Barolsky
Michael D. Barolsky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of March 3, 2015.

Signature	Title

/s/ Charles W. Baldiswieler*	Trustee
Charles W. Baldiswieler

/s/ Alvin R. Albe, Jr.*	Trustee
Alvin R. Albe, Jr.

/s/ Ira P. Cohen*	Trustee
Ira P. Cohen

/s/ Keith M. Schappert*	Trustee
Keith M. Schappert

/s/ Michael D. Barolsky	President
Michael D. Barolsky

/s/ Christopher M. Remington*	Treasurer
Christopher M. Remington

*By: /s/ Michael D. Barolsky Michael D. Barolsky Attorney-in-Fact pursuant to Powers of Attorney